Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash
	December 31, 2018	December 31, 2017
Cash on hand and at banks	$16,958	$14,221